Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following description of the Extra Space Management, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document, adoption agreement, and summary plan description for a more complete description of the Plan's provisions.

General

The Plan is a qualified 401(k) defined contribution plan, covering all employees of Extra Space Management, Inc. (“Sponsor”) who have reached age 18. Employees are eligible after 3 months of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Extra Space Storage Inc. (the “Company”) appoints a committee to administer the Plan (the “Plan Administrative Committee”). As of December 31, 2025, the Plan Administrative Committee was comprised of three members of management, with Fidelity Management Trust Company (“Fidelity” or “Trustee”) acting as Trustee.

Contributions

Contributions are made to the Plan by both employees and the Sponsor. Employee contributions to the Plan are deferrals of the employee’s compensation made through a direct reduction of compensation in each payroll period. Participating employees may contribute a percentage of their annual compensation up to 75% of eligible compensation, subject to the limitations of the Internal Revenue Code (IRC). Participants can elect to make Regular 401(k) contributions, which are excluded from the participant’s taxable income for federal income tax purposes until received as a withdrawal or distribution from the Plan or Roth 401(k) contributions, which are not excluded from the participant’s taxable income for federal income tax purposes, but withdrawals of contributions and earnings thereon at retirement are tax free. The Plan also provides participants who are age 50 or older by the end of the calendar year, and who are making deferral contributions to the Plan, the option to make catch-up contributions, subject to the limitations of the IRC. The Sponsor matches 100% of the first 3% of the participant’s eligible contribution and 50% of the next 2%. The Sponsor, at its discretion, may make an additional matching contribution, not to exceed 4% of the employee’s compensation. Participants direct the investment of their contributions and the Sponsor’s match into various investment options offered by the Plan.

Participants may also contribute to the Plan amounts representing distributions from other qualified plans.

Participant Accounts

Each participant's account is adjusted for the participant’s contributions, the Sponsor’s matching contributions, expenses, and earnings and losses specifically identified with the participant’s investment account. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants are immediately vested in their contributions and the Sponsor’s matching contributions.

Notes Receivable from Participants

Participants may borrow from their Plan accounts a minimum of $1,000 and up to a maximum of the lesser of $50,000 or 50% of their account balance. These loans are subject to a repayment period of no more than 5 years, unless the loan is withdrawn for the purchase of a participant’s primary residence, in which case the repayment period may not extend beyond 10 years. Certain loans exceed the 10-year repayment period for participants who came over to the Plan as part of an acquisition, which allowed loans with a longer repayment period. All loans are secured by the balance in the participant’s account, and principal and interest payments are paid ratably by the participant through payroll deductions.
Extra Space Management, Inc. 401(k) Plan
Notes to Financial Statements - Continued

1.    DESCRIPTION OF PLAN - Continued

Plan Termination

Although it has not expressed any intent to do so, the Sponsor has the right under the Plan to terminate the Plan, subject to the provisions of ERISA. In the event the Plan is terminated, all participant accounts would be distributed among the participants in accordance with the terms set forth in the Plan.

Payment of Benefits

Upon termination of service due to death, disability, or retirement, a participant may receive a lump-sum amount equal to the vested benefits in his or her account. Under certain circumstances, including financial hardship, participants may withdraw their contributions prior to the occurrence of these events. Vested accounts for terminated employees which do not exceed $7,000 but are greater than $1,000 are automatically rolled over into an individual retirement account. Accounts which are less than $1,000 are automatically distributed in a lump sum.

Forfeitures

As of December 31, 2025 and 2024, there was a balance in the forfeiture account related to unallocated amounts of excess employer contributions totaling $4,676 and $20,410, respectively. These amounts will be used to reduce employer contributions or pay administrative expenses of the Plan. During the year ended December 31, 2025, excess contributions totaled $14,898, and the remaining undistributed participant contribution amounts as of December 31, 2025 will be distributed to the participants in 2026.

Administrative Expenses

The Sponsor pays all administrative expenses of the Plan, except for loan processing fees, record keeping fees and the fees associated with additional participant services provided by Global Retirement Partners, LLC (“Advisor”). The fees associated with loan processing, record keeping and additional services by the Advisor are paid by the participant’s account. Total administrative fees paid by the Plan were $438,824 for the year ended December 31, 2025.

Legislation

In December 2022, Securing a Strong Retirement Act (SECURE 2.0) was passed into law. This package of laws builds on the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019. SECURE Act 2.0 covers numerous changes to retirement provisions designed to increase retirement savings, facilitate access to retirement savings, encourage employees to save for retirement, and lower employers’ cost of offering and funding retirement savings plans. The provisions include both required and optional elements and the Plan Administrator will determine the optional provisions to elect. The United States Department of the Treasury and the Internal Revenue Service continue to issue guidance and regulations implementing provisions of SECURE 2.0. The deadline for amending plan documents has been extended to December 31, 2026,

For the year ended December 31, 2024, the Plan adopted voluntary provisions to increase the account balance threshold to $7,000 for automatic rollover for terminated participants and permitting self-certifications by the participant for financial hardship distributions.